Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Entity-Wide Information, Revenue from External Customer [Line Items]
Segment revenue	$ 4,970,319
Income (Loss) From Equity Method Investments	(26,105)	(17,442)	(30,959)
thereof investment in equity method investees	664,446	637,373
Total FMC-AG and Co. KGaA [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	14,609,727	13,800,282	12,570,515
Segment revenue	14,609,727	13,800,282	12,570,515
Segment depreciation and amortization	(648,225)	(602,896)	(557,283)
Segment operating income	2,256,196	2,218,573	2,074,892
Income (Loss) From Equity Method Investments	26,105	17,442	30,959
Segment assets	23,119,906	22,325,998	19,532,850
thereof investment in equity method investees	664,446	637,373	692,025
Capital expenditures, acquisitions and investments	1,243,663	2,554,218	2,383,184
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	14,576,430	13,771,240	12,553,422
Inter - segment revenue	7,045	10,072	9,196
Segment revenue	14,583,475	13,781,312	12,562,618
Segment depreciation and amortization	(515,941)	(485,720)	(442,655)
Segment operating income	2,482,292	2,424,617	2,242,887
Income (Loss) From Equity Method Investments	20,969	24,327	32,456
Segment assets	20,875,521	20,062,930	17,351,198
thereof investment in equity method investees	664,894	645,147	693,437
Capital expenditures, acquisitions and investments	1,075,760	2,378,410	2,217,008
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	9,606,111	9,031,108	7,925,472
Inter - segment revenue	7,045	10,072	9,196
Segment revenue	9,613,156	9,041,180	7,934,668
Segment depreciation and amortization	(330,371)	(310,216)	(269,055)
Segment operating income	1,623,984	1,615,348	1,435,450
Income (Loss) From Equity Method Investments	19,297	23,408	32,387
Segment assets	14,698,039	14,170,453	11,761,777
thereof investment in equity method investees	268,370	266,521	322,990
Capital expenditures, acquisitions and investments	789,340	2,147,522	1,055,183
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,970,319	4,740,132	4,627,950
Segment revenue		4,740,132	4,627,950
Segment depreciation and amortization	(185,570)	(175,504)	(173,600)
Segment operating income	858,308	809,269	807,437
Income (Loss) From Equity Method Investments	1,672	919	69
Segment assets	6,177,482	5,892,477	5,589,421
thereof investment in equity method investees	396,524	378,626	370,447
Capital expenditures, acquisitions and investments	286,420	230,888	1,161,825
Corporates [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	33,297	29,042	17,093
Inter - segment revenue	(7,045)	(10,072)	(9,196)
Segment revenue	26,252	18,970	7,897
Segment depreciation and amortization	(132,284)	(117,176)	(114,628)
Segment operating income	(226,096)	(206,044)	(167,995)
Income (Loss) From Equity Method Investments	5,136	(6,885)	(1,497)
Segment assets	2,244,385	2,263,068	2,181,652
thereof investment in equity method investees	(448)	(7,774)	(1,412)
Capital expenditures, acquisitions and investments	$ 167,903	$ 175,808	$ 166,176